Schedule of Components of Deferred Tax (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 1,780,286	$ 2,348,731	$ 1,274,412
Deferred tax assets, gross	302,648	399,284	216,650
Valuation allowance	(180,614)	(238,284)	(55,650)
Deferred tax assets, net of valuation allowance	$ 122,034	$ 161,000	$ 161,000